Financial assets and liabilities using a current/non-current classification (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Assets [abstract]
Cash and cash equivalents		R$ 4,297,078	R$ 1,331,648	R$ 838,310	R$ 500,446
Amounts due from financial institutions		3,474,244	4,258,856
Compulsory deposits at Central Bank of Brazil		2,190,872	2,854,778
Securities		14,908,297	12,448,565
Derivative financial assets		9,389	0
Financial assets held for managing liquidity risk		52,031,458	43,679,493
Liabilities [abstract]
Liabilities with financial and similar institutions		9,418,245	7,906,897
Liabilities with customers		29,063,988	23,642,804
Securities issued		7,462,565	6,202,165
Derivative financial liabilities		21,059	37,768
Borrowing and onlending		87,649	36,448
Financial liabilities	R$ 37,826,082	46,053,506
Assets [member]
Assets [abstract]
Cash and cash equivalents		4,297,078	1,331,648
Amounts due from financial institutions		3,474,244	4,258,856
Compulsory deposits at Central Bank of Brazil		2,190,872	2,854,778
Securities		14,908,297	12,448,565
Derivative financial assets		9,389
Loans and advances to customers, net of provisions for expected loss		25,296,620	21,379,916
Other financial assets		107,977	87,318
Financial assets held for managing liquidity risk		50,284,477	42,361,081
Current Assets [Member]
Assets [abstract]
Cash and cash equivalents		4,297,078	1,331,648
Amounts due from financial institutions		3,474,244	4,258,856
Compulsory deposits at Central Bank of Brazil		2,190,872	2,854,778
Securities		650,909	939,277
Derivative financial assets		9,389
Loans and advances to customers, net of provisions for expected loss		12,277,314	11,159,852
Financial assets held for managing liquidity risk		22,899,806	20,544,411
Non-current Assets [Member]
Assets [abstract]
Securities		14,257,388	11,509,288
Loans and advances to customers, net of provisions for expected loss		13,019,306	10,220,064
Other financial assets		107,977	87,318
Financial assets held for managing liquidity risk		27,384,671	21,816,670
Liabilities [member]
Liabilities [abstract]
Liabilities with financial and similar institutions		9,418,245	7,906,897
Liabilities with customers		29,063,988	23,642,804
Securities issued		7,462,565	6,202,165
Derivative financial liabilities		21,059	37,768
Borrowing and onlending		87,649	36,448
Financial liabilities		46,053,506	37,826,082
Current Liabilities [Member]
Liabilities [abstract]
Liabilities with financial and similar institutions		9,418,245	7,906,897
Liabilities with customers		16,709,760	15,722,450
Securities issued		3,708,349	1,570,102
Derivative financial liabilities		12,882
Borrowing and onlending		68,970	9,126
Financial liabilities		29,918,206	25,208,575
Non-current Liabilities [Member]
Liabilities [abstract]
Liabilities with customers		12,354,228	7,920,354
Securities issued		3,754,216	4,632,063
Derivative financial liabilities		8,177	37,768
Borrowing and onlending		18,679	27,322
Financial liabilities		R$ 16,135,300	R$ 12,617,507